Employee Benefit Plans and Collective Bargaining Agreements - Schedule of Multiemployer Plan (Details) - Pension fund $ in Millions	12 Months Ended
	Feb. 24, 2018 USD ($) agreements	Feb. 25, 2017 USD ($)	Feb. 27, 2016 USD ($)
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 431.2	$ 399.1	$ 379.8
UFCW-Northern California Employers Joint Pension Trust Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 110.2	98.9	90.2
Total collective bargaining agreements	59
Most significant collective bargaining agreement	52
Western Conference of Teamsters Pension Plan
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 61.2	59.1	57.0
Total collective bargaining agreements	51
Most significant collective bargaining agreement	16
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 92.4	63.9	84.3
Total collective bargaining agreements	40
Most significant collective bargaining agreement	36
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 20.4	33.8	19.7
Total collective bargaining agreements	19
Most significant collective bargaining agreement	16
Sound Retirement Trust (formerly Retail Clerks Pension Trust)
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 32.1	33.1	22.3
Total collective bargaining agreements	116
Most significant collective bargaining agreement	22
Bakery and Confectionery Union and Industry International Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 16.6	17.1	15.7
Total collective bargaining agreements	90
Most significant collective bargaining agreement	19
UFCW Union and Participating Food Industry Employers Tri-State Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 15.8	16.7	14.8
Total collective bargaining agreements	4
Most significant collective bargaining agreement	1
Rocky Mountain UFCW Unions & Employers Pension Plan
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 10.8	11.0	10.6
Total collective bargaining agreements	87
Most significant collective bargaining agreement	16
UFCW Local 152 Retail Meat Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 11.0	10.8	9.1
Total collective bargaining agreements	2
Most significant collective bargaining agreement	2
Desert States Employers & UFCW Unions Pension Plan
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 9.3	9.1	9.1
Total collective bargaining agreements	13
Most significant collective bargaining agreement	2
UFCW International Union - Industry Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 12.4	8.6	7.8
Total collective bargaining agreements	12
Most significant collective bargaining agreement	6
Mid Atlantic Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 6.8	6.9	6.6
Total collective bargaining agreements	19
Most significant collective bargaining agreement	16
Retail Food Employers and UFCW Local 711 Pension Trust Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 6.6	5.4	5.8
Total collective bargaining agreements	7
Most significant collective bargaining agreement	2
Oregon Retail Employees Pension Trust
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 6.6	2.3	5.5
Total collective bargaining agreements	85
Most significant collective bargaining agreement	22
Other funds
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 19.0	$ 22.4	$ 21.3